Lease Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability [Abstract]
Lease Liability

13.    Lease Liability

	Maturity	Incremental borrowing rate	June 30, 2023	December 31, 2022
Current	2023	10.25%	$225,265	$214,058
Non-current	2024	10.25%	19,831	116,763
			$245,096	$330,821

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at June 30, 2023 are as follows:

Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	—	330,821	330,821
Accrued interest	—	15,701	15,701
Cash payments	—	(60,000)	(60,000)
Accounts payable	—	(60,000)	(60,000)
Movement in exchange rates	—	18,574	18,574
Balance, June 30, 2023	$—	$245,096	$245,096

During the year ended December 31, 2022, the Company derecognized the lease liability with a net book value of $2,375,590 (2021–$2,418,706) in connection with the loss of control of Bophelo Bio & Wellness (Pty) Ltd.

The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2023:

Year ended December 31:
2023	$120,000
2024	140,000
$260,000

13.    Lease Liability

	Maturity	Incremental borrowing rate	December 31, 2022	December 31, 2021
Current	2022	10.25%	$214,058	$439,709
Non-current	2023 – 2039	10.25%	116,763	1,978,997
			$330,821	$2,418,706

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at December 31, 2022 are as follows:

Cost:	Land Lease	Office Lease	Total
Balance, December 31, 2021	$2,418,706	$—	$2,418,706
Present value of lease payments	—	432,335	432,335
Accrued interest	103,816	17,059	120,875
Cash payments	—	(80,000)	(80,000)
Accounts payable	—	(20,000)	(20,000)
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd. (note 5)	(2,375,590)	—	(2,375,590)
Movement in exchange rates	(146,932)	(18,573)	(165,505)
Balance, December 31, 2022	$—	$330,821	$330,821

As at December 31, 2022, the Company derecognized the lease liability with a net book value of $2,375,590 (2021 — $2,418,706) in connection with the loss of control of Bophelo Bio & Wellness (Pty) Ltd.

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2022:

Year ended December 31:
2023	$240,000
2024	140,000
$380,000

9.      Lease liability

As at December 31:	Maturity	Incremental borrowing rate	2021	2020
Current	2022	10.25%	$439,709	$283,976
Non-current	2023 – 2039	10.25%	1,978,997	2,598,176
			$2,418,706	$2,882,152

The Company has committed to the following undiscounted minimum lease payments remaining as at December 31, 2021:

Year ended December 31:
2022	$108,628
2023	260,708
2024	260,708
2025	260,708
2026	260,708
Thereafter	3,193,669
$4,345,129